Fair Values of Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying value of an impaired loan	$ 12,286,822	$ 10,243,082
Impaired loans, allowance for loan losses	2,996,708	2,024,754
Fair value adjustment to OREO due to declines or impairment after foreclosure	$ 0	$ 694,207